SHARE CAPITAL - Additional Information (Details) ₽ in Millions		1 Months Ended			12 Months Ended
	Nov. 09, 2021 shares	Nov. 30, 2021 RUB (₽) shares	Aug. 31, 2021 € / shares shares	Feb. 28, 2021 RUB (₽) shares	Dec. 31, 2021 RUB (₽) shares	Dec. 31, 2021 € / shares shares	Dec. 31, 2020 shares
SHARE CAPITAL.
Split ratio of ordinary shares			2,500
Number of Additional Shares Authorized			121,625,000
Par value of shares | € / shares			€ 0.0004			€ 0.0004
Number of ordinary shares issued and fully paid			56,797,500			69,871,511	59,433,100
Issue of shares in the private placement (in shares)				5,566,900	5,566,900
Number of American Depositary Shares issued	4,042,400	4,042,400			4,042,400
Proceeds from issuance of shares | ₽		₽ 4,255		₽ 2,265	₽ 6,520